4. STOCKHOLDERS' EQUITY (Details 2) (USD $)	12 Months Ended
Jun. 30, 2012
Range of Exercise Prices	$0.27-$20.75
Number of stock options outstanding - at ending	392,587
Weighted average contractual term - ending	8 years 1 month 25 days
Weighted average exercise price for options outstanding	$ 4.56
Exercisable Number of Shares	160,254
Exercisable Weighted Average Exercise Price	$ 9.38
Option 1
Range of Exercise Prices	1.20
Number of stock options outstanding - at ending	207,800
Weighted average contractual term - ending	9 years 8 months 5 days
Weighted average exercise price for options outstanding	$ 1.20
Exercisable Number of Shares	32,800
Exercisable Weighted Average Exercise Price	$ 1.20
Option 2
Range of Exercise Prices	0.55
Number of stock options outstanding - at ending	51,000
Weighted average contractual term - ending	9 years 7 months 14 days
Weighted average exercise price for options outstanding	$ 0.55
Exercisable Number of Shares	20,334
Exercisable Weighted Average Exercise Price	$ 0.55
Option 3
Range of Exercise Prices	0.27
Number of stock options outstanding - at ending	40,000
Weighted average contractual term - ending	9 years 15 days
Weighted average exercise price for options outstanding	$ 0.27
Exercisable Number of Shares	13,333
Exercisable Weighted Average Exercise Price	$ 0.27
Option 4
Range of Exercise Prices	1.35
Number of stock options outstanding - at ending	1,200
Weighted average contractual term - ending	7 years 4 months 29 days
Weighted average exercise price for options outstanding	$ 1.35
Exercisable Number of Shares	1,200
Exercisable Weighted Average Exercise Price	$ 1.35
Option 5
Range of Exercise Prices	1.25
Number of stock options outstanding - at ending	1,200
Weighted average contractual term - ending	6 years 4 months 29 days
Weighted average exercise price for options outstanding	$ 1.25
Exercisable Number of Shares	1,200
Exercisable Weighted Average Exercise Price	$ 1.25
Option 6
Range of Exercise Prices	6.25
Number of stock options outstanding - at ending	1,600
Weighted average contractual term - ending	4 years 5 months 2 days
Weighted average exercise price for options outstanding	$ 6.25
Exercisable Number of Shares	1,600
Exercisable Weighted Average Exercise Price	$ 6.25
Option 7
Range of Exercise Prices	7.75
Number of stock options outstanding - at ending	1,200
Weighted average contractual term - ending	5 years 4 months 29 days
Weighted average exercise price for options outstanding	$ 7.75
Exercisable Number of Shares	1,200
Exercisable Weighted Average Exercise Price	$ 7.75
Option 8
Range of Exercise Prices	11.5
Number of stock options outstanding - at ending	800
Weighted average contractual term - ending	3 years 5 months 2 days
Weighted average exercise price for options outstanding	$ 11.5
Exercisable Number of Shares	800
Exercisable Weighted Average Exercise Price	$ 11.5
Option 9
Range of Exercise Prices	13.75
Number of stock options outstanding - at ending	50,427
Weighted average contractual term - ending	3 years 10 months 10 days
Weighted average exercise price for options outstanding	$ 13.75
Exercisable Number of Shares	50,427
Exercisable Weighted Average Exercise Price	$ 13.75
Option 10
Range of Exercise Prices	20.75
Number of stock options outstanding - at ending	37,360
Weighted average contractual term - ending	2 years 11 months 16 days
Weighted average exercise price for options outstanding	$ 20.75
Exercisable Number of Shares	37,360
Exercisable Weighted Average Exercise Price	$ 20.75